Consolidated Statements Of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income
Loans, including fees	$ 12,126	$ 10,310
Securities	131	157
FHLB stock dividends	78	78
Federal funds sold and other	70	66
Total interest and dividend income	12,405	10,611
Interest expense
Deposits	2,212	1,562
FHLB advances and other debt	232	162
Subordinated debentures	164	165
Total interest expense	2,608	1,889
Net interest income	9,797	8,722
Provision for loan losses	250	278
Net interest income after provision for loan losses	9,547	8,444
Noninterest income
Service charges on deposit accounts	491	412
Net gains on sales of loans	325	536
Net gain (loss) on sales of securitites	(12)
Earnings on bank owned life insurance	132	130
Other	412	414
Total noninterest income	1,348	1,492
Noninterest expense
Salaries and employee benefits	4,753	4,445
Occupancy and equipment	533	571
Data processing	1,054	897
Franchise and other taxes	318	214
Professional fees	956	1,217
Director fees	150	122
Postage, printing and supplies	198	233
Advertising and promotion	145	110
Telephone	119	112
Loan expenses	207	82
Foreclosed assets, net	137	328
Depreciation	211	232
FDIC premiums	421	384
Regulatory assessment	131	167
Other insurance	121	130
Other	157	213
Total noninterest expense	9,611	9,457
Income before income taxes	1,284	$ 479
Income tax expense (benefit)	(3,193)
Net income	4,477	$ 479
Dividends on Series B preferred stock and accretion of discount	(857)	(421)
Earnings attributable to common stockholders	$ 3,620	$ 58
Earnings per common share:
Basic	$ 0.23	$ 0.00
Diluted	$ 0.20	$ 0.00